Interest Expense on Deposits (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest Bearing Deposits [Line Items]
Demand, NOW, and money market accounts	$ 1,035,681	$ 1,691,458	$ 2,720,807
Savings deposits	104,043	37,212	69,004
Time deposits	5,454,537	7,666,875	9,437,534
Deposits	$ 6,594,261	$ 9,395,545	$ 12,227,345